Segment and Revenue by Geography and By Major Customer (Tables)	6 Months Ended
Jun. 30, 2023
Segment and Revenue by Geography and By Major Customer [Abstract]
Schedule of Evaluating Financial Performance and Allocating Resources
	Six months ended on June 30, 2023
	Audio-Video	Automotive	Consolidated
	U.S. dollars in thousands
Revenues	31,828	16,227	48,055
Gross profit	24,734	5,993	30,727
Research and development expenses	11,094	15,027	26,121
Sales and marketing expenses	4,009	5,306	9,315
General and administrative expenses	3,756	3,777	7,533
Segment operating profit (loss)	5,875	(18,117)	(12,242)
Change in fair value of Forfeiture Shares			1,529
Financial expenses, net			792
Loss before taxes on income			(9,921)

Depreciation expenses	352	441	793
Stock-based compensation	3,287	4,522	7,809
	Six months ended on June 30, 2022
	Audio-Video	Automotive	Consolidated
	U.S. dollars in thousands
Revenues	35,067	9,034	44,101
Gross profit	27,881	3,343	31,224
Research and development expenses	11,392	17,639	29,031
Sales and marketing expenses	3,695	4,987	8,682
General and administrative expenses	4,244	4,397	8,641
Segment operating profit (loss)	8,550	(23,680)	(15,130)
Change in fair value of Forfeiture Shares			4,142
Financial expenses, net			(3,675)
Loss before taxes on income			(14,663)

Depreciation expenses	303	364	667
Stock-based compensation	2,517	3,391	5,908

	Three months ended on June 30, 2023
	Audio-Video	Automotive	Consolidated
	U.S. dollars in thousands
Revenues	15,469	8,706	24,175
Gross profit	11,644	3,290	14,934
Research and development expenses	4822	7,339	12,161
Sales and marketing expenses	1,892	2,363	4,255
General and administrative expenses	1,857	1,844	3,701
Segment operating profit (loss)	3,072	(8,255)	(5,183)
Change in fair value of Forfeiture Shares			22
Financial expenses, net			601
Loss before taxes on income			(4,560)

Depreciation expenses	173	241	414
Stock-based compensation	1,678	2,309	3,987
	Three months ended on June 30, 2022
	Audio-Video	Automotive	Consolidated
	U.S. dollars in thousands
Revenues	18,335	4,146	22,481
Gross profit	14,414	1,370	15,784
Research and development expenses	5,122	9,782	14,904
Sales and marketing expenses	1,917	2,556	4,473
General and administrative expenses	2,081	2,259	4,340
Segment operating profit (loss)	5,294	(13,227)	(7,933)
Change in fair value of Forfeiture Shares			1,538
Financial expenses, net			(3,560)
Loss before taxes on income			(9,955)

Depreciation expenses	161	186	347
Stock-based compensation	1,326	1,791	3,117

Schedule of Table Shows Revenue by Geography	The following table shows revenue by geography, based on the customers’ “bill to” location:
	Six months ended June 30		Three months ended June 30
	2023	2022	2023	2022
	U.S. dollars in thousands

Israel	1,266	1,279	543	749
China	4,755	5,339	2,332	2,533
United States	3,441	7,238	1,981	3,681
Hong Kong	4,134	7,286	2,383	3,965
Hungary	13,013	6,399	6,955	2,486
Japan	4,605	5,274	2,248	3,239
Germany	5,637	2,807	2,989	965
Taiwan	4,992	4,030	1,748	2,679
Other	6,212	4,449	2,996	2,184
	48,055	44,101	24,175	22,481

Schedule of Supplemental Data - Major Customers	The following tables summarize the significant customers’ (including distributors) accounts receivable and revenues as a percentage of total accounts receivable and total revenues, respectively:
	June 30, 2023	December 31, 2022
Accounts Receivable	% of accounts receivable
Customer A	30%	10%
Customer B	13%	26%
Customer C	0%	16%
	Six months ended June 30,		Three months ended June 30,
	2023	2022	2023	2022
Revenues	% of revenues		% of revenues
Customer A	19%	10%	21%	10%
Customer B	11%	12%	11%	15%
Customer D	9%	11%	9%	14%
Customer E	8%	6%	6%	7%

Schedule of Long Lived Assets by Geography
	June 30, 2023	December 31, 2022
	U.S. dollars in thousands
Domestic (Israel)	5,459	5,827
Taiwan	417	184
China	206	225
USA	154	217
Singapore	98	124
Other	16	37
	6,350	6,614